Income tax (credit)/expense - Deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax arising from:
At the beginning of the period	$ 2,941,991	$ 579,796	$ (1,951,154)
Charged to profit or loss	(315,796)	(279,633)	2,530,047
Exchange differences	(39,052)	(35,959)	903
Additions from acquisition (note 34(C))		2,677,787
At the end of the year	2,587,143	2,941,991	579,796
Depreciation allowances in excess of the related depreciation
Deferred tax arising from:
At the beginning of the period	335,440	1,267,681	364,745
Charged to profit or loss	(41,796)	(957,459)	906,775
Exchange differences	10,012	(38,448)	(3,839)
Additions from acquisition (note 34(C))		63,666
At the end of the year	303,656	335,440	1,267,681
Tax losses recognized
Deferred tax arising from:
At the beginning of the period	(243,449)	(1,809,162)	(3,347,753)
Charged to profit or loss	0	1,799,103	1,528,881
Exchange differences	(49,064)	2,489	9,710
Additions from acquisition (note 34(C))		(235,879)
At the end of the year	(292,513)	(243,449)	(1,809,162)
Intangible assets arising from business combination
Deferred tax arising from:
At the beginning of the period	2,850,000	1,121,277	1,031,854
Charged to profit or loss	(274,000)	(1,121,277)	94,391
Exchange differences	0	0	(4,968)
Additions from acquisition (note 34(C))		2,850,000
At the end of the year	$ 2,576,000	$ 2,850,000	$ 1,121,277